Debt Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt Obligations

8. DEBT OBLIGATIONS

The Company’s debt obligations are summarized below:

	September 30, 2020			December 31, 2019
	Principal	Interest [1]	Total	Principal	Interest [1]	Total

2010 Debt Obligations	$-	$324,121	$324,121	$-	$305,294	$305,294
2017 Notes	1,170,354	237,521	1,407,875	1,170,354	167,341	1,337,695
Gaucho Notes	100,000	11,508	111,508	100,000	6,260	106,260
Total Debt Obligations	$1,270,354	$573,150	$1,843,504	$1,270,354	$478,895	$1,749,249

[1] Accrued interest is included as a component of accrued expenses on the accompanying condensed consolidated balance sheets.

Each of the debt obligations listed above are past due and are payable on demand. The Company incurred interest expense of $31,732 and $94,255 in connection with its debt obligations during the three and nine months ended September 30, 2020, respectively, and incurred interest expense of $32,699 and $136,702 in connection with its debt obligations during the three and nine months ended September 30, 2019, respectively.

11. DEBT OBLIGATIONS

The Company’s debt obligations as of December 31, 2019 and 2018 are summarized below:

	December 31, 2019			December 31, 2018
	Principal	Interest [1]	Total	Principal	Interest [1]	Total

2010 Debt Obligations	$-	$305,294	$305,294	$-	$279,735	$279,735
2017 Notes	1,170,354	167,341	1,337,695	1,251,854	75,013	1,326,867
Gaucho Notes	100,000	6,260	106,260	1,480,800	18,787	1,499,587
Total Debt Obligations	$1,270,354	$478,895	$1,749,249	$2,732,654	$373,535	$3,106,189

[1] Accrued interest is included as a component of accrued expenses on the accompanying consolidated balance sheets (see Note 8 – Accrued Expenses).

During an offering that ended on September 30, 2010, IPG issued convertible notes with an interest rate of 8% and an amended maturity date of March 31, 2011 (the “2010 Debt Obligations”). During 2017, the Company repaid the remaining principal balance of $162,500, such that as of December 31, 2017, there is no principal balance owed on the 2010 Debt Obligations. Accrued interest of $305,294 and $279,735 owed on the 2010 Debt Obligations remained outstanding as of December 31, 2019 and 2018, respectively. The Company incurred interest expense of $25,559 and $24,254 during the years ended December 31, 2019 and 2018, respectively, on the 2010 Debt Obligations. Accrued interest on the 2010 Debt Obligations is not convertible.

On December 31, 2017, the Company sold a convertible promissory note in the amount of $20,000 to an accredited investor, and during 2018, the Company sold additional convertible promissory notes in the aggregate principal amount of $2,026,730 (together, the “2017 Notes”). The 2017 Notes mature 90 days from the date of issuance, bear interest at 8% per annum and were convertible into the Company’s common stock at $0.63 per share, which represented a 10% discount to the price used for the sale of the Company’s common stock at the commitment date. The conversion option represented a beneficial conversion feature in the amount of $227,414 which was recorded as a debt discount with a corresponding credit to additional paid-in capital. Debt discount is amortized over the term of the loan using the effective interest method. On June 30, 2018, principal and interest of $794,875 and $15,000, respectively, were converted into 1,285,517 shares of common stock at a conversion price of $0.63 per share. During 2019, the Company repaid principal and interest of $30,000 and $2,151, respectively, and principal and interest of $51,500 and $1,160, respectively, were converted into 83,587 shares of common stock at a conversion price of $0.63 per share. The Company incurred total interest expense of $95,641 and $317,427 related to this debt during the years ended December 31, 2019 and 2018, respectively, of which $0 and $227,414 represented amortization of debt discount, respectively. The remaining principal balance owed on the 2017 Notes of $1,170,354 is past due as of December 31, 2019. The 2017 Notes matured on June 30, 2019. The principal balance outstanding on the 2017 Notes at December 31, 2019 is no longer convertible, since the notes are past their maturity date. Interest continues to accrue based on the interest rate stated above.

During 2018, the Company’s subsidiary, Gaucho Group, Inc., sold convertible promissory notes in the amount of $1,480,800 to accredited investors. Between January 1, 2019 and March 12, 2019, Gaucho Group, Inc. sold convertible promissory notes in the amount of $786,000 to accredited investors (together, the “Gaucho Notes”). In January 2019, management of GGI gave the option to the noteholders of extending the maturity date from December 31, 2018 to March 31, 2019 of their specific Gaucho Notes. The Gaucho Notes, as amended, bear interest at 7% per annum and mature and became due on March 31, 2019. All holders of Gaucho Notes agreed to extend the maturity date to March 31, 2019. The Gaucho Notes and related accrued interest were convertible into GGI common stock at the option of the holder, at a price representing 20% discount to the share price in a future offering of GGI common stock. During 2019, the Company repaid $65,500 and $3,256 of principal and interest due, respectively, and the Company issued a certain noteholder 144,882 shares of its common stock in satisfaction for a note in the principal and accrued interest amount of $50,000 and $709, respectively. On April 14, 2019, the Company made a one-time offer to the holders of Gaucho Notes to convert the Gaucho Notes into shares of common stock of GGI at a price per share of $0.40, and on June 30, 2019, $2,051,300 and $55,308 of principal and interest, respectively, was converted into 5,266,520 shares of GGI common stock, representing a 21% non-controlling interest in GGI. As of December 31, 2019, principal and interest of $100,000 and $6,260 remain outstanding under the Gaucho Notes. The Company incurred total interest expense of $ $46,746 and $18,786 related to the Gaucho Notes during the years ended December 31, 2019 and 2018, respectively. The principal balance of the Gaucho Notes at December 31, 2019 is no longer convertible, since the notes are past their maturity date. Interest continues to accrue based on the interest rate stated above.